CrossingBridge Responsible Credit Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Face Amount† /
	Number of Shares	Value
Bank Loans - 7.58%
Information - 4.57%
Intelsat Jackson Holdings SA
8.000% (3 Month LIBOR + 3.750%), 11/27/2023 (a)	750,000	750,154
Retail Trade - 3.01%
West Marine, Inc.
9.000% (1 Month LIBOR + 8.250%), 06/01/2029 (a)	500,000	494,375
Total Bank Loans (Cost $1,260,577)		1,244,529

Commercial Paper - 6.75%
Manufacturing - 6.75%
Albemarle Corp.
0.437%, 02/03/2022 (b)	250,000	249,907
General Motors Financial Co., Inc.
0.343%, 01/05/2022 (b)	315,000	314,988
Sherwin Williams Company
0.225%, 01/19/2022 (b)	282,000	281,974
Viatris, Inc.
0.592%, 01/25/2022 (b)	262,000	261,923
		1,108,792
Total Commercial Paper (Cost $1,108,749)		1,108,792

Corporate Bonds - 51.22%
Finance and Insurance - 4.20%
StoneX Group, Inc.
8.625%, 06/15/2025 (c)	648,000	689,009
Information - 18.47%
Calligo UK Ltd.
8.500% (3 Month EURIBOR + 8.500%), 12/29/2024 (a)(d)(e)	EUR 100,000	113,679
Cengage Learning, Inc.
9.500%, 06/15/2024 (c)	399,000	401,909
Elastic NV
4.125%, 07/15/2029 (c)(d)	3,000	2,973
INNOVATE Corp.
8.500%, 02/01/2026	460,000	464,881
Linkem S.p.A.
6.000% (3 Month EURIBOR + 6.000%), 08/09/2022 (a)(d)(e)	EUR 1,250,000	1,418,597
MicroStrategy, Inc.
6.125%, 06/15/2028 (c)	316,000	317,115
NortonLifeLock, Inc.
5.000%, 04/15/2025 (c)	311,000	313,721
		3,032,875
Manufacturing - 5.60%
Chobani LLC / Chobani Finance Corp, Inc.
7.500%, 04/15/2025 (c)	550,000	566,349
LR Global Holding GmbH
7.250% (3 Month EURIBOR + 7.250%), 02/03/2025 (a)(d)(e)	EUR 300,000	352,872
		919,221
Mining, Quarrying, and Oil and Gas Extraction - 2.18%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (d)	340,060	357,505
Professional, Scientific, and Technical Services - 7.39%
Diebold Nixdorf, Inc.
8.500%, 04/15/2024	577,000	577,600
Getty Images, Inc.
9.750%, 03/01/2027 (c)	600,000	636,150
		1,213,750
Retail Trade - 2.76%
The Fresh Market, Inc.
9.750%, 05/01/2023 (c)	440,000	453,178
Transportation and Warehousing - 3.97%
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (c)(d)	650,000	652,233
Utilities - 6.65%
IEA Energy Services LLC
6.625%, 08/15/2029 (c)	1,100,000	1,092,025
Total Corporate Bonds (Cost $8,458,578)		8,409,796

Special Purpose Acquisition Companies - 18.21%
AltEnergy Acquisition Corp. (f)	1,341	13,531
Arbor Rapha Capital Bioholdings Corp. I (f)	31,047	314,506
Athena Consumer Acquisition Corp. (f)	827	8,411
Athlon Acquisition Corp. (f)	31,000	302,560
Atlantic Avenue Acquisition Corp. (f)	26,630	260,974
Authentic Equity Acquisition Corp. (d)(f)	31,000	302,405
AxonPrime Infrastructure Acquisition Corp. Founder Shares (f)(h)(i)	1,000	–
Carney Technology Acquisition Corp. II (f)	11,082	108,271
Cohn Robbins Holdings Corp. (d)(f)	7,200	70,776
COVA Acquisition Corp. (d)(f)	16,671	162,709
Empowerment & Inclusion Capital I Corp. (f)	22,322	217,416
Enterprise 4.0 Technology Acquisition Corp. (d)(f)	1,351	13,605
ESGEN Acquisition Corp. (d)(f)	624	6,327
ExcelFin Acquisition Corp. (f)	8,986	90,309
Executive Network Partnering Corp. (f)	2,044	20,052
Global Consumer Acquisition Corp. (f)	3,687	36,575
Global Technology Acquisition Corp. I (d)(f)	6,907	70,106
Healthcare Services Acquisition Corp. (f)	31,000	302,560
Iconic Sports Acquisition Corp. (d)(f)	6,975	70,517
Ignyte Acquisition Corp. (f)	22,737	222,481
Legato Merger Corp. II (f)	4,502	45,132
Omnichannel Acquisition Corp. (f)	30,000	298,500
Rose Hill Acquisition Corp. (d)(f)	3,104	31,506
SportsMap Tech Acquisition Corp. (f)	1,351	13,274
Trebia Acquisition Corp. (d)(f)	669	6,663
Total Special Purpose Acquisition Companies (Cost $2,970,672)		2,989,166

Warrants - 0.00%
SportsMap Tech Acquisition Corp.
Expiration: 09/01/2027, Exercise Price: $11.50	1,013	476
Total Warrants (Cost $475)		476

Money Market Funds - 10.37%
First American Government Obligations Fund - Class X, 0.026% (g)	851,172	851,172
First American Treasury Obligations Fund - Class X, 0.013% (g)	851,171	851,171
Total Money Market Funds (Cost $1,702,343)		1,702,343

Total Investments (Cost $15,501,394) - 94.13%		15,455,102
Other Assets in Excess of Liabilities - 5.87%		963,626
Total Net Assets - 100.00%		$16,418,728

Percentages are stated as a percent of net assets.

†	Face amount in U.S. Dollar unless otherwise indicated.
(a)	Variable rate security. The rate shown represents the rate at December 31, 2021.
(b)	The rate shown is the effective yield.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
Aggregate value of these securities is $5,589,542 or 34.04% of Fund’s net assets.
(d)	Foreign issued security.
(e)	Principal amount denominated in Euros.
(f)	Non-income producing security.
(g)	Seven day yield as of December 31, 2021.
(h)	Illiquid security.
(i)	Security valued using unobservable inputs.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.

CrossingBridge Responsible Credit Fund
Schedule of Forward Currency Exchange Contracts
December 31, 2021 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at December 31, 2021	Currency to be Received	USD Value at December 31, 2021	Unrealized Appreciation / (Depreciation)
1/14/2022	U.S. Bank	1,674,000 EUR	$1,906,387	1,895,706 USD	$1,895,706	$(10,681)

EUR - Euro
USD - U.S. Dollars

Organization	Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The CrossingBridge Low Duration High Yield Fund commenced investment operations on
February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal year ended September 30, 2021, only the
Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’
investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies	The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies, is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2021:

CrossingBridge Responsible Credit Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$-	$1,244,529	$-	$1,244,529
Commercial Paper	-	1,108,792	-	1,108,792
Corporate Bonds	-	8,409,796	-	8,409,796
Special Purpose Acquisition Companies	2,419,147	570,019	0	2,989,166
Warrants	476	-	-	476
Money Market Fund	1,702,343	-	-	1,702,343
Total Assets	$4,121,966	$11,333,136	$-	$15,455,102

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$(10,681)	$-	$(10,681)
Total Other Financial Instruments	$-	$(10,681)	$-	$(10,681)

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The CrossingBridge Responsible Credit Fund held no securitites deemed Level 3 for the period ended December 31, 2021.